CONSOLIDATED CASH FLOW STATEMENT - Schedule of Acquisition of Group Undertakings and Businesses (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net assets acquired:
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Other assets	[1]	15,449	16,846
Liabilities arising from non-participating investment contracts		(45,040)	(38,452)
Other liabilities		(19,947)	(20,347)
Less cash and cash equivalents acquired		912	17,656	£ 2,587
Net cash outflow from acquisitions in the year		57	3	21
Business combinations
Net assets acquired:
Financial assets at fair value through profit or loss		0	0	20,966
Other assets		3	0	29
Liabilities arising from non-participating investment contracts		0	0	(20,981)
Other liabilities		0	0	(8)
Goodwill arising on acquisition		0	0	14
Cash consideration		3	0	20
Less cash and cash equivalents acquired		0	0	0
Net cash outflow arising from acquisition of subsidiaries and businesses		3	0	20
Acquisition of and additional investment in joint ventures		54	3	1
Net cash outflow from acquisitions in the year		£ 57	£ 3	£ 21

[1]	See note 1 regarding changes to presentation.